Collaboration and Research Arrangements - Summary of Changes in Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disaggregation Of Revenue [Line Items]
Accounts receivable and contract assets, Balance at Beginning of Period	$ 2,979	$ 2,331
Accounts receivable and contract assets, Additions	6,038	22,341
Accounts receivable and contract assets, Deductions	(5,835)	(21,693)
Accounts receivable and contract assets, Balance at End of Period	3,182	2,979
Contract liabilities, Balance at Beginning of Period	10,181	22,086
Contract liabilities, Additions		174
Contract liabilities, Deduction	(2,408)	(12,079)
Contract liabilities, Balance at End of Period	7,773	10,181
Incyte
Disaggregation Of Revenue [Line Items]
Contract liabilities, Balance at Beginning of Period	1,268	5,365
Contract liabilities, Deduction	(421)	(4,097)
Contract liabilities, Balance at End of Period	847	1,268
Global Blood Therapeutics
Disaggregation Of Revenue [Line Items]
Contract liabilities, Balance at Beginning of Period	8,913	16,721
Contract liabilities, Additions		174
Contract liabilities, Deduction	(1,987)	(7,982)
Contract liabilities, Balance at End of Period	6,926	8,913
Billed receivables from collaboration partners
Disaggregation Of Revenue [Line Items]
Accounts receivable, Balance at Beginning of Period		7
Accounts receivable, Additions	2,857	10,931
Accounts receivable, Deduction	(2,857)	(10,938)
Unbilled receivables from collaboration partners
Disaggregation Of Revenue [Line Items]
Contract assets, Balance at Beginning of Period	2,979	2,324
Contract assets, Additions	3,181	11,410
Contract assets, Deduction	(2,978)	(10,755)
Contract assets, Balance at End of Period	$ 3,182	$ 2,979